Schedule Of Fair Value Measurement Inputs Level 3 (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair-value, Amortization Costs			€ 1,637
Fair Value, Inputs, Level 3 [Member] | Total Financial Instruments [Member]
Fair Value	2,092	2,092	3,439	1,754
Impact of Placement, New Granted Warrants			2,950
Fair-value Adjustments		(1,722)	(1)
USD EUR Exchange Impact		457	(256)
Fair Value, Inputs, Level 3 [Member] | Non Convertible Debentures [Member]
Fair Value				4,416
Impact of Placement, Reimbursement Of Convertible Debentures			(6,015)
Fair-value, Amortization Costs			1,637
USD EUR Exchange Impact			(38)
Fair Value, Inputs, Level 3 [Member] | Outstanding Nominal Amount [Member]
Fair Value			(8,000)	8,000
Fair Value, Inputs, Level 3 [Member] | TotalDebentures [Member]
Fair Value				4,416
Impact of Placement, Reimbursement Of Convertible Debentures			(6,015)
USD EUR Exchange Impact			(38)
Fair Value, Inputs, Level 3 [Member] | InvestorWarrants2012 [Member]
Fair Value	893	893	1,522	1,571
Fair-value Adjustments		(743)	18
USD EUR Exchange Impact	197		(67)
Fair Value, Inputs, Level 3 [Member] | PlacementAgentsWarrants2012 [Member]
Fair Value	110	110	181	183
Fair-value Adjustments		(95)	5
USD EUR Exchange Impact		24	(7)
Fair Value, Inputs, Level 3 [Member] | Investor Warrants 2013 [Member]
Fair Value	1,050	1,050	1,628	0
Impact of Placement, New Granted Warrants			2,725
Fair-value Adjustments		(799)	(928)
USD EUR Exchange Impact		221	(169)
Fair Value, Inputs, Level 3 [Member] | Placement Agent Warrants 2013 [Member]
Fair Value	39	39	109
Impact of Placement, New Granted Warrants			225
Fair-value Adjustments		(85)	(103)
USD EUR Exchange Impact		15	(13)
Fair Value, Inputs, Level 3 [Member] | Total Of Long Term Debt Types [Member]
Fair Value			3,439	6,170
Impact of Placement, Reimbursement Of Convertible Debentures			(6,015)
Impact of Placement, New Granted Warrants			2,950
Fair-value Adjustments			(1)
Fair-value, Amortization Costs			1,637
USD EUR Exchange Impact			€ (294)